7. Stock Option Plans (Details 2) - $ / shares	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Number of shares Outstanding at beginning of period	2,315,000	970,000
Granted	50,000	1,505,000
Exercised	0	0
Expired	(674,500)	(160,000)
Number of shares Outstanding end of period	1,690,500	2,315,000
Weighted average Price
Weighted average exercise price, beginning	$ 0.35	$ 0.51
Granted	$ 0.12	$ 0.25
Exercised
Expired	$ 0.49	$ 0.25
Weighted average exercise price, ending	$ 0.29	$ 0.35
Directors Plan
Number of shares Outstanding at beginning of period	270,000	210,000
Granted	60,000	60,000
Exercised	0	0
Expired	(165,000)	0
Number of shares Outstanding end of period	165,000	270,000
Weighted average Price
Weighted average exercise price, beginning	$ 0.31	$ 0.35
Granted	$ 0.13	$ 0.18
Exercised
Expired
Weighted average exercise price, ending	$ 0.24	$ 0.31